Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring
Cost of cloud	€ 20	€ (127)	€ 0
Cost of software licenses and support	(9)	(5)	1
Cost of services	(70)	(13)	(3)
Research and development	(16)	(12)	1
Sales and marketing	(58)	3	3
General and administration	(4)	(2)	2
Restructuring expenses	€ (138)	€ (157)	€ 3